Intangible assets, net (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Intangible assets, net
Balance	$ 2,742,971
Transfer of concession assets to the grantor	7,100	R$ 33.7
Translation differences and inflation adjustment	131,203
Balance	2,960,002		$ 2,742,971
Compensation receivable for concession assets transferred, included in Other Receivables within Non-Current assets	6,500
Intangible test of concession assets				$ 29,743	$ 71,918
Concession Assets
Intangible assets, net
Balance	2,730,527
Translation differences and inflation adjustment	132,177
Balance	2,948,362		2,730,527
Concession Assets | Brazil
Intangible assets, net
Intangible test of concession assets	695,300
Goodwill
Intangible assets, net
Balance	9,543
Balance	9,003		9,543
Patent, intellectual property rights and others
Intangible assets, net
Balance	2,901
Translation differences and inflation adjustment	(974)
Balance	2,637		2,901
Cost
Intangible assets, net
Balance	4,275,613		3,884,701
Disposal of subsidiaries	(95)
Acquisitions	155,783		84,076
Acquisition of business			5,164
Impairment	(111)		(371)
Disposals	(549)		(486)
Other	570
Transfer of concession assets to the grantor	(7,956)
Transfer to property plant and equipment	(2)		(38)
Transfer from property plant and equipment			36
Translation differences and inflation adjustment	357,641		302,531
Balance	4,780,894		4,275,613	3,884,701
Cost | Concession Assets
Intangible assets, net
Balance	4,243,258		3,855,479
Acquisitions	155,051		83,225
Impairment	(111)		(319)	(26,362)
Disposals	(549)		(138)
Other	570
Transfer of concession assets to the grantor	(7,956)
Transfer to property plant and equipment	(2)		(38)
Transfer from property plant and equipment	(55)		36
Translation differences and inflation adjustment	359,027		305,013
Balance	4,749,233		4,243,258	3,855,479
Cost | Goodwill
Intangible assets, net
Balance	9,543		5,733
Acquisitions			4,501
Impairment	(35,906)
Translation differences and inflation adjustment	(540)		(691)
Balance	9,003		9,543	5,733
Cost | Patent, intellectual property rights and others
Intangible assets, net
Balance	22,812		23,489
Disposal of subsidiaries	(95)
Acquisitions	732		851
Acquisition of business			663
Impairment			(52)
Disposals			(348)
Transfer from property plant and equipment	55
Translation differences and inflation adjustment	(846)		(1,791)
Balance	22,658		22,812	23,489
Depreciation
Intangible assets, net
Balance	(1,532,642)		(1,268,217)
Disposal of subsidiaries	61
Depreciation of the year	(158,663)		147,012
Disposals	51		386
Transfer of concession assets to the grantor	(1,504)
Transfer from property plant and equipment			27
Translation differences and inflation adjustment			117,772
Balance	(1,820,892)		(1,532,642)	(1,268,217)
Depreciation | Concession Assets
Intangible assets, net
Balance	(1,512,731)		(1,247,384)
Depreciation of the year	(157,522)		145,993
Disposals	51		38
Transfers	(4)
Transfer of concession assets to the grantor	(1,504)
Transfer from property plant and equipment			27
Translation differences and inflation adjustment			119,365
Balance	(1,800,871)		(1,512,731)	(1,247,384)
Depreciation | Patent, intellectual property rights and others
Intangible assets, net
Balance	(19,911)		(20,833)
Disposal of subsidiaries	61
Depreciation of the year	(1,141)		1,019
Disposals			348
Transfers	4
Translation differences and inflation adjustment			(1,593)
Balance	$ (20,021)		$ (19,911)	$ (20,833)